Profit Interest Units of SIS Holdings LP (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Profit Interest Units of SIS Holdings LP Table [Abstract]
Schedule of equity-based compensation costs
	Three Months Ended, September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Cost of revenue	$131	$130	$394	$390
Sales and marketing	516	562	1,620	1,643
Research and development	99	177	309	442
General and administrative	189	304	579	966
Total	$935	$1,173	$2,902	$3,441

	2020	2019
Cost of revenue	$503	$224
Sales and marketing	2,211	1,196
Research and development	360	712
General and administrative	1,161	1,853
Total	$4,235	$3,985

Schedule of activity in PIU awards granted by SIS Holdings to employees of Appgate
	Number of units	Weighted- average grant date fair value
Outstanding at December 31, 2018	273,027	$86.21
Granted	14,000	104.69
Forfeited	(25,268)	(86.94)
Outstanding at December 31, 2019	261,759	87.13
Forfeited	(8,375)	(87.32)
Outstanding at December 31, 2020	253,384	$87.12